PROPERTY AND EQUIPMENT, NET (Schedule of Property Plant and Equipment) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	$ 3,992
At December 31	3,443
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	7,461
Foreign operations financial statements translation adjustments	256
Disposals	(42)
Additions during the year	791
At December 31	8,466
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	(3,469)
Foreign operations financial statements translation adjustments	205
Disposals	42
Additions during the year	1,391
At December 31	(5,023)
Computers and computers equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	1,428
At December 31	768
Computers and computers equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	4,682
Foreign operations financial statements translation adjustments	170
Disposals	(10)
Additions during the year	471
At December 31	5,313
Computers and computers equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	(3,254)
Foreign operations financial statements translation adjustments	140
Disposals	10
Additions during the year	1,161
At December 31	(4,545)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	853
At December 31	932
Office furniture and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	944
Foreign operations financial statements translation adjustments	24
Disposals	(32)
Additions during the year	115
At December 31	1,051
Office furniture and equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	(91)
Foreign operations financial statements translation adjustments	13
Disposals	32
Additions during the year	47
At December 31	(119)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	1,711
At December 31	1,743
Leasehold improvements [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	1,835
Foreign operations financial statements translation adjustments	62
Disposals	0
Additions during the year	205
At December 31	2,102
Leasehold improvements [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1	(124)
Foreign operations financial statements translation adjustments	52
Disposals	0
Additions during the year	183
At December 31	$ (359)